Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities [abstract]
Summary of other liabilities

As at	Note	December 31, 2021	December 31, 2020
Restricted share units	18(b)	$1,437	$2,264
Other non-current liabilities		1,873	259
		$3,310	$2,523